Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment
Property, Plant and Equipment

(9)   Property, Plant and Equipment

Details of property, plant and equipment and movement in the consolidated balance sheet at 31 December 2018 and 2017 are included in Appendix IV, which forms an integral part of this note to the consolidated Financial statements.

Property, plant and development under construction at 31 December 2018 and 2017 mainly comprise investments made to extend the companies’ equipment and to increase their productive capacity.

In 2018, the Group has capitalized interests for a total amount of Euros 8,955 thousand (Euros 8,839 thousand in 2017)

a)	Insurance

Group policy is to contract sufficient insurance coverage for the risk of damage to property, plant and equipment. At 31 December 2018 the Group has a combined insurance policy for all Group companies, which more than adequately covers the carrying amount of all the Group’s assets.

b)	Losses on disposal of property, plant and equipment

Total losses incurred on disposals of property, plant and equipment for 2018 amount to Euros 1,401 thousand (Euros 1,468 thousand of loss in 2017).

c)	Assets under finance lease

The Group contracted the following types of property, plant and equipment under finance leases at 31 December 2017:

	Thousands of Euros
		Accumulated
	Cost	depreciation	Carrying amount
Land and buildings	2,545	(815)	1,730
Plant and machinery	14,249	(6,564)	7,685
	16,794	(7,379)	9,415

The Group has contracted the following types of property, plant and equipment under finance leases at 31 December 2018:

	Thousands of Euros
		Accumulated
	Cost	depreciation	Carrying amount
Land and buildings	2,389	(898)	1,491
Plant and machinery	15,690	(7,237)	8,453
	18,079	(8,135)	9,944

Details of minimum lease payments and the present value of finance lease liabilities, disclosed by maturity date, are detailed in note 20 (c).

d)	Self - constructed property, plant and equipment

At 31 December 2018 the Group has recognized Euros 66,995 thousand as self -constructed property, plant and equipment (Euros 52,218 thousand at 31 December 2017).

e)	Purchase commitments

At 31 December 2018 the Group has property, plant and equipment purchase commitments amounting to Euros 47,148 thousand (Euros 39,675 thousand at 31 December 2017).

f)	Impairment

A group of assets forming part of the Hospital segment has been tested for impairment due to the decrease in the results of the segment and no impairment has been observed. The recoverable amount of the aforementioned assets is calculated based on the fair value less cost of disposal, using cash flow projections based on five-year financial budgets approved by management. Cash flows estimated as of the year in which stable growth has been reached by the assets are extrapolated using a pre-tax discount rate of 10.1% and a perpetual growth rate of 2% (12.2% and 2% respectively in fiscal year 2017).